Funds

First Quarter Report

May 31, 2010

ING Prime Rate Trust

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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ING Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2010

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Additional Information	54

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2010
Net Assets	$838,191,237
Total Assets	$1,144,527,161
Assets Invested in Senior Loans	$1,099,290,929
Senior Loans Represented	502
Average Amount Outstanding per Loan	$2,189,823
Industries Represented	38
Average Loan Amount per Industry	$28,928,709
Portfolio Turnover Rate (YTD)	17%
Weighted Average Days to Interest Rate Reset	40
Average Loan Final Maturity	49 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	24.11%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the first fiscal quarter ended May 31, 2010. Based on the average month-end net asset value ("NAV") per share of $5.82, this resulted in an annualized distribution rate(1) of 5.43% for the quarter. The Trust's total net return for the first fiscal quarter, based on NAV, was 0.98% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 1.43% for the same quarter. For the year ended May 31, 2010, the Trust's total return, based on NAV, was 30.76%, versus 24.28% gross return for the Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the first fiscal quarter was (7.88)% and for the year ended May 31, 2010 was 39.51%.

MARKET REVIEW

During the latter portion of the Trust's fiscal quarter, capital markets globally, including the market for senior loans, rapidly turned defensive due to the spate of negative news coming from the European sovereign debt arena. In addition, the loan market's strong technical condition eroded a bit as attractively priced new issue activity picked up while inflows into loan funds slowed in response to the jump in overall market volatility. To the former, while the PIIGS-related (Portugal, Ireland, Italy, Greece and Spain) correction has not as of yet directly impacted underlying loan market fundamentals, it certainly increased anxiety across the market and drove many investors to

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

the sidelines. Although modest in scale, the universe of existing loans actually expanded during May, the first such increase since November 2009. New loan issuance during the quarter carried with it a double-edged sword, as widening nominal credit spreads made existing loans look less desirable from a yield perspective, thereby pushing secondary prices lower. Further, repayments from new high yield bond offerings, a key propellant of loan demand over the course of the last several quarters, came to a standstill as market uncertainties escalated. The combination of these developments moved to naturally thin activity in the loan market and resulted in greater selectivity on the part of buyers.

On the other side of the coin, fundamentally, the news during the quarter was reasonably good. Re-emerging economic growth and generally favorable corporate earnings reports during the period translated, for the most part, into stronger, healthier corporate balance sheets. Therefore, the pace of unanticipated loan restructurings and bankruptcy filings declined during the quarter, resulting in a continuing reduction in trailing default rates at the Index level. Of course, the sustainability of these positive economic trends is currently a matter of vigorous debate; for every positive indicator recently, a viable offset has also seemingly appeared. We expect this fundamental tug of war to continue at least through the summer.

PORTFOLIO REVIEW

The Trust's performance during the period under review was clearly driven by broad market conditions, but also secondary themes, which shifted a bit throughout the quarter. The Trust modestly underperformed during the first part of the period (prior to the PIIGS-related correction) due to an underweight across the lowest-rated component of the Index (CCC+ and below). During March and early April, before investors pulled in their horns, the riskiest segment of the market continued to outperform loans of higher quality on a total return basis. In May, as the situation in Europe unfolded aggressively, higher volatility within the larger, more actively traded cohort of the loan market — which, consistent with the Trust's long-standing strategy, represents a significant portion of the portfolio — caused many of the Trust's larger holdings to underperform on a relative basis.

TOP TEN SENIOR LOAN ISSUERS AS OF MAY 31, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
CHS/Community Health Systems, Inc.	3.2%	4.4%
Cequel Communications, LLC	2.3%	3.2%
CSC Holdings, Inc.	1.7%	2.3%
Univision Communications, Inc.	1.6%	2.2%
PBL Media Finance Pty, Ltd.	1.6%	2.2%
Texas Competitive Electric Holdings Company, LLC	1.6%	2.1%
Ford Motor Company	1.5%	2.1%
HCA, Inc.	1.4%	2.0%
Charter Communications Operating, LLC	1.3%	1.7%
HDC Mezz 1 Partners, L.P.	1.2%	1.6%

TOP TEN INDUSTRY SECTORS AS OF MAY 31, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	13.0%	17.7%
North American Cable	8.7%	11.9%
Printing & Publishing	6.9%	9.5%
Retail Stores	5.9%	8.1%
Data and Internet Services	5.1%	7.0%
Utilities	4.8%	6.6%
Chemicals, Plastics & Rubber	4.8%	6.5%
Radio and TV Broadcasting	3.9%	5.4%
Containers, Packaging & Glass	3.3%	4.5%
Automobile	3.1%	4.2%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

OUTLOOK AND CURRENT STRATEGY

At this point, we remain optimistic but guarded. Investors, credit and equity alike, need a baseline conviction level in order to put money to work, and the prevailing sentiment engulfing the capital markets as of this writing makes establishing that conviction difficult. The situation in Europe continues to cloak the market in uncertainty, in terms of potential contagion risk, the likely longer-term fundamental impact on GDP growth in the EU and perhaps globally, and the path of the euro. That said, the U.S. senior loan market — and credit markets broadly — continue to benefit from declining default rates and generally improving economic conditions. Even so, the oft-asked question remains: coming off an extended stretch of excellent performance on the part of loans, does the recent market weakness signal a fundamental shift in credit conditions and near-term return expectations? Recognizing that significant headwinds exist in the United States, e.g., stubbornly high unemployment — a still fragile housing market and the unknown impact of government stimulus removal — and overseas, we would cautiously argue no. We continue to like the case for loans now, based on what we believe are attractive spreads and a fundamentally lower overall volatility profile than most higher-yielding asset classes, and into the future, when we expect a shift in monetary policy to higher short-term interest rates.

Ratings Distribution as of May 31, 2010 (Unaudited)
Baa	3.2%
Ba	38.6%
B	45.8%
Caa and below	3.0%
Not rated*	9.4%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
June 10, 2010

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2010
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	30.76%	(2.00)%	2.60%	3.11%
Based on Market Value	39.51%	(4.00)%	2.28%	2.76%
S&P/LSTA Leveraged Loan Index	24.28%	3.32%	4.73%	4.91%
Credit-Suisse Leveraged Loan Index	22.55%	1.76%	3.94%	4.48%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES

	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
May 31, 2010	3.25%	4.91%	5.19%	5.47%	5.78%
February 28, 2010	3.25%	4.20%	4.04%	5.24%	5.05%
November 30, 2009	3.25%	5.40%	5.72%	6.18%	6.54%
August 31, 2009	3.25%	5.34%	5.98%	7.33%	8.21%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last monthly dividend of each quarter and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in case of Market) at quarter-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2010 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,204,130,004)	$1,120,786,199
Cash	1,977,709
Foreign currencies at value (Cost $542,324)	542,298
Receivables:
Investment securities sold	13,785,769
Interest	4,438,720
Other	35,069
Unrealized appreciation on forward foreign currency contracts	2,955,556
Prepaid expenses	5,841
Total assets	1,144,527,161
LIABILITIES:
Notes payable	101,000,000
Payable for investment securities purchased	26,565,665
Accrued interest payable	224,122
Deferred arrangement fees on senior loans	190,881
Dividends payable — preferred shares	10,379
Payable to affilates	1,007,883
Payable to custodian	82,831
Accrued trustees fees	14,489
Unrealized depreciation on forward foreign currency contracts	372,446
Unrealized depreciation on unfunded commitments	1,317,517
Other accrued expenses	549,711
Total liabilities	131,335,924
Preferred shares, $25,000 stated value per share at liquidation value (7,000 shares outstanding)	175,000,000
NET ASSETS	$838,191,237
Net assets value per common share outstanding (net assets divided by 146,953,833 shares of beneficial interest authorized and outstanding, no par value)	$5.70
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,274,477,658
Undistributed net investment income	5,388,159
Accumulated net realized loss	(359,335,799)
Net unrealized depreciation	(82,338,781)
NET ASSETS	$838,191,237

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$13,279,749
Amendment fees earned	242,097
Other	586,322
Total investment income	14,108,168
EXPENSES:
Investment management fees	2,282,287
Administration fees	713,215
Transfer agent fees	17,778
Interest expense	624,078
Custody and accounting expense	134,660
Professional fees	47,671
Preferred shares — dividend disbursing agent fees	99,983
Postage expense	101,930
Trustee fees	4,704
Miscellaneous expense	74,557
Total expenses	4,100,863
Net investment income	10,007,305
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(252,482)
Forward foreign currency contracts	(8,304,052)
Foreign currency related transactions	17,020,469
Net realized gain	8,463,935
Net change in unrealized appreciation or depreciation on:
Investments	(11,234,913)
Forward foreign currency contracts	1,200,640
Foreign currency related transactions	(212,275)
Unfunded commitments	171,062
Net change in unrealized appreciation or depreciation	(10,075,486)
Net realized and unrealized loss	(1,611,551)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(126,768)
Increase in net assets resulting from operations	$8,268,986

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2010	Year Ended February 28, 2010
FROM OPERATIONS:
Net investment income	$10,007,305	$40,578,441
Net realized gain (loss)	8,463,935	(79,461,767)
Net change in unrealized appreciation or depreciation	(10,075,486)	362,783,607
Distributions to preferred shareholders from net investment income	(126,768)	(534,821)
Increase in net assets resulting from operations	8,268,986	323,365,460
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(11,270,952)	(45,727,025)
Decrease in net assets from distributions to common shareholders	(11,270,952)	(45,727,025)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	392,395	193,985
Proceeds from shares sold	10,016,035	112,650
Net increase from capital share transactions	10,408,430	306,635
Net increase in net assets	7,406,464	277,945,070
NET ASSETS:
Beginning of period	830,784,773	552,839,703
End of period (including undistributed net investment income of $5,388,159 and $6,778,574 respectively)	$838,191,237	$830,784,773

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2010 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$10,175,070
Dividends paid to preferred shareholders	(121,637)
Arrangement fee received	29,189
Other income received	529,214
Interest paid	(399,956)
Other operating expenses paid	(3,171,055)
Purchases of securities	(211,181,354)
Proceeds on sale of securities	212,121,695
Net cash provided by operating activities	7,981,166
Cash Flows From Financing Activities:
Dividends paid to common shareholders	$(10,878,557)
Redemption of preferred shares	(25,000,000)
Proceeds from shares sold	10,016,035
Net increase in notes payable	18,000,000
Net cash flows used in financing activities	(7,862,522)
Net increase	118,644
Cash at beginning of period	1,859,065
Cash at end of period	$1,977,709
Reconciliation of Net Increase in Net Assets Resulting from Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$8,268,986
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	11,234,913
Change in unrealized appreciation or depreciation on foreign currencies	34
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(1,200,640)
Change in unrealized depreciation on unfunded commitments	(171,062)
Change in unrealized appreciation or depreciation on other assets and liablilities	212,241
Accretion of discounts on investments	(2,819,974)
Amortization of premiums on investments	47,554
Net realized gain on sale of investments and foreign currency related transactions	(8,463,935)
Purchases of securities	(211,181,354)
Proceeds on sale of securities	212,121,695
Increase in other assets	(7,038)
Increase in interest receivable	(332,259)
Decrease in prepaid expenses	3,108
Decrease in deferred arrangement fees on revolving credit facilities	(50,737)
Increase in accrued interest payable	224,122
Increase in dividends payable — preferred shares	5,131
Increase in payable to affiliates	111,459
Decrease in accrued trustee fees	(3,139)
Decrease in other accrued expenses	(17,939)
Total adjustments	(287,820)
Net cash provided by operating activities	$7,981,166
Non Cash Financing Activities
Reinvestment of dividends	$392,395

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
05-31-10	5.72	0.07	(0.01)	(0.00)*	—	0.06	(0.08)	(0.08)	5.70	5.40
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	(0.50)	6.73	6.46
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	(0.74)	7.20	6.77
02-28-01	8.95	0.88	(0.78)	(0.06)	(0.04)	—	(0.86)	(0.92)	8.09	8.12

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
05-31-10	0.98		(7.88)		1.63	1.90	1.90	4.68	838,191	17
02-28-10	60.70		81.66		1.77 (6)	1.99 (6)	1.93	5.56	830,785	38
02-28-09	(31.93	)(5)	(32.03	)(5)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53
02-28-01	0.19		9.10		1.81	4.45	4.45	10.39	1,107,432	46

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
ING Prime Rate Trust
05-31-10	1.35	1.59	1.59	3.81	1.47	1.71	1.71	4.21
02-28-10	1.36 (6)	1.52 (6)	1.48	4.26	1.67 (6)	1.87 (6)	1.81	5.23
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24
02-28-01	1.62	3.97	3.97	9.28	1.31	3.21	3.21	7.50

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(b)	Borrowings at end of period	Asset coverage per $1,000 of debt(b)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
05-31-10	175,000	25,000	100,925	101,000	11,032	94,489	146,954
02-28-10	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	450,000	25,000	58,675	282,000	6,092	365,126	136,973
02-28-01	450,000	25,000	53,825	510,000	4,054	450,197	136,847

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect any add-back for the borrowings.

(b)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2010, 98.3% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service (level 2) or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of acquistion are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended May 31, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended May 31, 2010, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $44,059,445.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), PNC Global Investment Servicing (U.S.) Inc. ("PNC"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended May 31, 2010, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $212,877,864 and $196,151,433, respectively. At May 31, 2010, the Trust held senior loans valued at $1,099,290,929 representing 98.1% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,793

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

	Date of Acquisition	Cost or Assigned Basis
Cedar Chemical (Liquidation Interest)	12/31/02	$—
Decision One Corporation (1,545,989 Common Shares)	05/17/05	1,116,773
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Ferretti SPA (Warrants for 0.111% Participation Interest)	09/30/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Supermedia, Inc. (39,592 Common Shares)	01/05/10	—
ION Media Networks, Inc. (7,182 Common Shares)	02/17/10	1,571,063
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
RDA Holding Co. (16,497 Common Shares)	02/23/10	309,814
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
US Shipping Partners, L.P. (19,404 Common Shares)	11/25/09	—
US Shipping Partners, L.P. (275,292 Contingency Rights)	01/27/10	—
Total Restricted Securities excluding senior loans (market value $3,328,455 was 0.40% of net assets at May 31, 2010)		$3,050,474

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosted ING Bank's core Tier-1 ratio, strengthened the insurance balance sheet and reduced ING Groep's Debt/Equity ratio.

On October 26, 2009, ING Groep announced that it will move towards a complete separation of its banking and insurance operations. A formal restructuring plan ("Restructuring Plan") was submitted to the European Commission ("EC"), which approved it on November 18, 2009. ING Groep expects that the Restructuring Plan will be achieved over the next four years by a divestment of all insurance operations (including ING Investment Management) as well as a divestment of ING Direct US by the end of 2013. ING Groep represented that it will explore all options, including initial public offerings, sales or combinations thereof.

On December 21, 2009, ING Groep announced that it has completed its planned repurchase of EUR 5 billion of Core Tier 1 securities issued in November 2008 to the Dutch State and its EUR 7.5 billion rights issue.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2010, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$767,911	$239,972	$1,007,883

The Trust has adopted a Retirement Policy ("Policy") covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $225 million 364-day revolving credit agreement which matures August 18, 2010, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at May 31, 2010, was $101 million. Weighted average interest rate on outstanding borrowings was 1.81%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 8.82% of total assets at May 31, 2010. Average borrowings for the period ended May 31, 2010 were $94,489,130 and the average annualized interest rate was 2.62% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of May 31, 2010, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corporation	$2,100,000
Cengage Learning, Inc.	3,055,556
Coleto Creek Power	3,708,333
Quad/Graphics, Inc.	$1,800,000
Smurfit-Stone Container Enterprises, Inc.	3,895,000
$14,558,889

The unrealized depreciation on these commitments of $1,317,517 as of May 31, 2010 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2010, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Historically, Preferred Shares paid dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, the Trust has not received sufficient hold orders or any purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, under the terms of the preferred shares, the amounts sold, if any, by each selling shareholder are reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction. While it is possible that the dividend rate for the preferred shares will be set by means of an auction at some future time, there is no current expectation that this will be the case.

On June 9, 2008, the Trust announced the approval by the Board of a partial redemption of its outstanding preferred shares. The Trust subsequently redeemed approximately $225 million of the $450 million of its outstanding preferred shares. Additionally, on November 12, 2009, the Board approved a redemption of up to $100 million preferred shares to be redeemed on a quarterly basis in the amount of up to $25 million per quarter beginning January 2010 through December 2010.

As of May 31, 2010, pursuant to the November 2009 announcement, the first two redemptions of $25 million each occurred. The preferred shares were redeemed using proceeds available through the Trust's existing bank loan facility and with cash held by the Trust. Redemption costs and the ongoing costs of obtaining leverage through a bank loan facility may reduce returns to common shares and may be higher than the costs of leverage obtained through the preferred shares. The Trust will continue to monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 8 — CUSTODIAL AGREEMENT

guidelines, as well as the economic and tax implications for both its common and preferred shareholders. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the period ended May 31, 2010.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2010, the Trust held 0.6% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Three Months Ended May 31, 2010	Year Ended February 28, 2010
Number of Shares
Reinvestment of distributions from common shares	66,580	34,032
Proceeds from shares sold	1,677,409	19,763
Net increase in shares outstanding	1,743,989	53,795
Dollar Amount ($)
Reinvestment of distributions from common shares	$392,395	$193,985
Proceeds from shares sold	10,016,035	112,650
Net increase	$10,408,430	$306,635

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Three Months Ended May 10, 2010	Year Ended February 28, 2010
Ordinary Income	Ordinary Income
$11,397,720	$46,261,846

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2010 were:

Undistributed Ordinary Income	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$8,166,292	$(74,816,431)	$(21,497,833)	$(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			(125,812,939)	2018
			$(345,131,235)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of May 31, 2010, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to May 31, 2010, the third quarterly redemption of preferred shares is itemized below:

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series F	200	$5,000,000	7/12/10
Series M	200	$5,000,000	7/13/10
Series T	200	$5,000,000	7/14/10
Series W	200	$5,000,000	7/15/10
Series Th	200	$5,000,000	7/16/10
Totals	1,000	$25,000,000

Please refer to Note 7 for disclosure of the redemption of up to $100 million of the Trust's auction rate Preferred Shares.

Subsequent to May 31, 2010, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0275	5/28/10	6/10/10	6/22/10
$0.0275	6/30/10	7/12/10	7/22/10

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2010 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

Subsequent to May 31, 2010, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$9.49	06/07/10 — 07/19/10	06/14/10 — 07/26/10	06/15/10 — 07/27/10	0.28%
Series T	$10.90	06/01/10 — 07/13/10	06/08/10 — 07/20/10	06/09/10 — 07/21/10	0.32%
Series W	$10.30	06/02/10 — 07/14/10	06/09/10 — 07/21/10	06/10/10 — 07/22/10	0.30%
Series Th	$10.89	06/03/10 — 07/15/10	06/10/10 — 07/22/10	06/11/10 — 07/23/10	0.32%
Series F	$10.60	06/04/10 — 07/16/10	06/11/10 — 07/23/10	06/14/10 — 07/26/10	0.31%

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited)

Senior Loans*: 131.1%				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.4%
			Delta Airlines, Inc.	Ba2	BB-
	$497,500		Term Loan, 8.750%, maturing September 27, 2013			$499,884
			Delta Airlines, Inc.	B2	B
	6,349,149		Term Loan, 3.548%, maturing April 30, 2014			5,694,393
			Forgings International, Ltd.	NR	NR
	1,500,000		Term Loan, 4.790%, maturing November 20, 2015			1,383,750
	1,500,000		Term Loan, 5.290%, maturing November 20, 2016			1,383,750
			McKechnie Aerospace DE, Inc.	B1	B+
	1,906,062		Term Loan, 2.360%, maturing May 11, 2014			1,820,289
			Transdigm, Inc.	Ba2	BB-
	3,500,000		Term Loan, 2.278%, maturing June 23, 2013			3,405,210
			Triumph Group, Inc.	Baa3	BB+
	800,000	(5)	Term Loan, maturing June 12, 2016			801,500
			United Airlines, Inc.	B3	B+
	4,046,121		Term Loan, 2.357%, maturing February 03, 2014			3,595,990
			Wesco Aircraft Hardware Corporation	Ba3	BB-
	1,373,600		Term Loan, 2.610%, maturing September 29, 2013			1,325,524
						19,910,290
Automobile: 4.2%
			Avis Budget Car Rental, LLC	Ba2	BB
	3,210,089		Term Loan, 5.750%, maturing April 19, 2014			3,171,970
			Dollar Thrifty Automotive Group, Inc.	B2	B-
	3,384,541		Term Loan, 2.854%, maturing June 15, 2014			3,350,695
			Ford Motor Company	Ba1	B-
	3,994,987		Term Loan, 3.260%, maturing December 16, 2013			3,721,163
	14,462,627		Term Loan, 3.326%, maturing December 16, 2013			13,538,045
			KAR Holdings, Inc.	Ba3	B+
	5,687,496		Term Loan, 3.110%, maturing October 18, 2013			5,431,559
			Oshkosh Truck Corporation	Ba3	BB
	1,564,138		Term Loan, 6.260%, maturing December 06, 2013			1,568,538
			Speedy 1, Ltd.	NR	NR
EUR	1,520,556	(5)	Term Loan, maturing August 31, 2013			1,711,435
			TRW Automotive, Inc.	Ba2	BB+
	$2,768,063		Term Loan, 4.139%, maturing May 30, 2015			2,747,302
						35,240,707
Beverage, Food & Tobacco: 3.4%
			ARAMARK Corporation	Ba3	BB
	1,912,730		Term Loan, 2.165%, maturing January 26, 2014			1,769,275

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
	$3,855,636		Term Loan, 2.165%, maturing January 27, 2014			$3,695,388
	632,780		Term Loan, 2.167%, maturing January 27, 2014			606,481
	6,945,247		Term Loan, 3.540%, maturing July 26, 2016			6,750,996
	456,754		Term Loan, 3.542%, maturing July 26, 2016			443,979
			Bolthouse Farms, Inc.	B1	B
	1,000,000		Term Loan, 5.500%, maturing February 11, 2016			999,063
			Bolthouse Farms, Inc.	Caa1	CCC+
	375,000		Term Loan, 9.500%, maturing August 11, 2016			375,234
			Pinnacle Foods Holding Corporation	B2	B
	7,423,092		Term Loan, 2.778%, maturing April 02, 2014			7,013,492
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,976,692		Term Loan, 3.237%, maturing December 15, 2014			4,017,642
			Van Houtte, Inc.	Ba3	BB-
	$1,290,761		Term Loan, 2.790%, maturing July 19, 2014			1,258,492
	176,013		Term Loan, 2.790%, maturing July 19, 2014			171,613
			Wm. Wrigley Jr. Company	Baa3	BBB
	694,750		Term Loan, 3.063%, maturing December 17, 2012			694,671
	624,719		Term Loan, 3.313%, maturing October 06, 2014			624,980
						28,421,306
Buildings & Real Estate: 1.7%
			Capital Automotive, L.P.	Ba3	B
	3,990,170		Term Loan, 2.780%, maturing December 14, 2012			3,692,902
			Contech Construction Products, Inc.	B1	B
	1,601,485		Term Loan, 2.340%, maturing January 31, 2013			1,445,741
			Custom Building Products, Inc.	B1	B+
	1,095,339		Term Loan, 5.750%, maturing March 19, 2015			1,091,231
			Goodman Global, Inc.	Ba3	BB
	1,922,577		Term Loan, 6.250%, maturing February 13, 2014			1,926,984
			John Maneely Company	B3	B
	2,294,885		Term Loan, 3.552%, maturing December 09, 2013			2,205,547
			KCPC Acquisition, Inc.	Ba3	CCC
	189,655		Term Loan, 2.563%, maturing May 22, 2014			165,474
	522,245		Term Loan, 2.813%, maturing May 22, 2014			455,659
			Tishman Speyer Real Estate D.C. Area Portfolio GP	NR	NR
	1,979,280	(3)	Term Loan, 15.280%, maturing April 30, 2010			2,098,037

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
	$1,500,000	(3)	Term Loan, 4.920%, maturing December 27, 2012			$1,340,625
						14,422,200
Cargo Transport: 1.1%
			Baker Tanks, Inc.	B2	B
	1,723,759		Term Loan, 4.898%, maturing May 08, 2014			1,617,101
			Ceva Group, PLC	B1	B-
	723,070		Term Loan, 3.290%, maturing November 04, 2013			638,712
	1,862,005		Term Loan, 3.345%, maturing November 04, 2013			1,655,635
	994,885		Term Loan, 3.345%, maturing January 04, 2014			884,619
			Dockwise Transport, N.V.	NR	NR
	728,331		Term Loan, 2.040%, maturing January 11, 2015			670,064
	596,861		Term Loan, 2.040%, maturing January 11, 2015			549,112
	596,861		Term Loan, 2.915%, maturing January 11, 2016			549,112
	611,954		Term Loan, 2.915%, maturing January 11, 2016			562,998
			Inmar, Inc.	B1	B
	745,328		Term Loan, 2.610%, maturing April 29, 2013			726,694
			US Shipping Partners, L.P.	NR	B-
	1,165,560		Term Loan, 9.200%, maturing November 12, 2013			980,527
						8,834,574
Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
	995,000		Term Loan, 5.750%, maturing August 07, 2015			995,746
						995,746
Chemicals, Plastics & Rubber: 6.5%
			AZ Chem US, Inc.	B1	BB-
EUR	637,115		Term Loan, 2.909%, maturing February 26, 2013			720,520
			Brenntag Holding GmbH & Co. KG	Ba2	BBB-
	$695,099		Term Loan, 4.070%, maturing January 20, 2014			684,672
	3,542,098		Term Loan, 4.084%, maturing January 20, 2014			3,524,388
			Celanese U.S. Holdings, LLC	Ba2	BB+
	3,200,000		Term Loan, 2.028%, maturing April 02, 2014			3,060,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
			CF Industries Holdings, Inc.	Ba1	BBB
	$500,000		Term Loan, 4.500%, maturing April 06, 2015			$501,027
			Chemtura Corporation	NR	NR
	1,250,000		Term Loan, 6.000%, maturing March 22, 2011			1,256,250
			Cristal Inorganic Chemicals, Inc.	B1	B
	2,575,098		Term Loan, 2.540%, maturing May 15, 2014			2,391,622
			First Chemical Holding VKFT	NR	NR
EUR	33,468	(3)	Term Loan, 2.948%, maturing September 19, 2014			34,106
EUR	37,936	(3)	Term Loan, 3.453%, maturing September 19, 2015			38,659
			GenTek Holding, LLC	B1	B+
	$332,500		Term Loan, 7.000%, maturing October 29, 2014			333,228
			Hexion Specialty Chemicals, Inc.	Ba3	B-
	1,152,000		Term Loan, 2.499%, maturing May 05, 2013			1,019,520
	972,500		Term Loan, 4.063%, maturing May 05, 2015			880,113
	1,314,625		Term Loan, 4.063%, maturing May 05, 2015			1,219,315
	2,970,872		Term Loan, 4.063%, maturing May 05, 2015			2,755,484
	1,182,987		Term Loan, 4.125%, maturing May 05, 2015			1,088,348
			Huntsman International, LLC	Ba2	B+
	6,053,683	(5)	Term Loan, 2.658%, maturing June 30, 2016			5,727,213
			Ineos US Finance, LLC	B2	B
	334,707		Term Loan, 7.000%, maturing December 14, 2012			328,292
EUR	818,207		Term Loan, 7.501%, maturing December 16, 2013			977,494
EUR	47,527		Term Loan, 7.501%, maturing December 16, 2013			56,780
	$2,350,219		Term Loan, 7.501%, maturing December 16, 2013			2,284,119
EUR	835,532		Term Loan, 5.401%, maturing December 16, 2014			998,191
EUR	154,159		Term Loan, 5.401%, maturing December 16, 2014			184,170
	$2,685,987		Term Loan, 8.001%, maturing December 16, 2014			2,610,443
			ISP Chemco, Inc.	Ba3	BB-
	3,403,750		Term Loan, 2.125%, maturing June 04, 2014			3,226,755

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
			JohnsonDiversey, Inc.	Ba2	BB-
	$1,995,000		Term Loan, 5.500%, maturing November 24, 2015			$1,997,494
			Kraton Polymers, LLC	Ba3	BB
	1,357,153		Term Loan, 2.313%, maturing May 13, 2013			1,295,232
			Lyondell Chemical Company	Ba3	BB
	750,000		Term Loan, 5.500%, maturing April 08, 2016			751,004
			Lyondell Chemical Company	B3	B
	5,269,044		Fixed Rate Note, 11.000%, maturing May 01, 2018			5,611,531
			MacDermid, Inc.	B2	B+
EUR	1,646,484		Term Loan, 2.645%, maturing April 11, 2014			1,831,667
	$1,417,665		Term Loan, 2.354%, maturing April 12, 2014			1,307,796
			Polypore, Inc.	Ba2	BB-
	3,168,061		Term Loan, 2.360%, maturing July 03, 2014			3,049,259
			Rockwood Specialties Group, Inc.	Ba2	BB-
	1,791,468		Term Loan, 6.000%, maturing May 15, 2014			1,793,894
			Solutia, Inc.	Ba3	BB-
	1,300,000		Term Loan, 4.750%, maturing March 17, 2017			1,301,895
						54,840,481
Containers, Packaging & Glass: 4.5%
			Berry Plastics Corporation	B1	B
	4,797,007		Term Loan, 2.257%, maturing April 03, 2015			4,323,970
			Bway Holding Corporation	Ba3	B+
	1,000,000	(5)	Term Loan, maturing May 19, 2017			998,958
			Graham Packaging Company, L.P.	B1	B+
	820,094		Term Loan, 2.680%, maturing October 07, 2011			809,843
	7,749,308		Term Loan, 6.750%, maturing April 05, 2014			7,786,846
			Graphic Packaging International, Inc.	Ba3	BB
	4,375,408		Term Loan, 2.300%, maturing May 16, 2014			4,156,638
			Kleopatra Lux 2, S.À. R.L	NR	NR
	2,917,598		Term Loan, 2.918%, maturing January 03, 2016			2,337,725
			OI European Group, B.V.	Baa2	BBB
EUR	647,541		Term Loan, 1.919%, maturing June 14, 2013			762,160

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
			Pro Mach, Inc.	B1	B
	$2,310,755		Term Loan, 2.610%, maturing December 14, 2011			$2,082,452
			Reynolds Group Holdings, Ltd.	B1	BB-
	3,000,000		Term Loan, 5.750%, maturing May 05, 2016			2,990,625
	1,490,625		Term Loan, 6.250%, maturing May 05, 2016			1,492,488
		(2)	Smurfit-Stone Container Corporation	B2	D
	286,329		Revolver, 3.118%, maturing November 01, 2009			285,434
	861,231		Revolver, 2.897%, maturing November 02, 2009			858,539
	173,279		Term Loan, 4.500%, maturing November 01, 2010			172,737
	371,682		Term Loan, 2.510%, maturing November 01, 2011			365,735
	197,196		Term Loan, 2.570%, maturing November 01, 2011			196,579
	112,376		Term Loan, 2.570%, maturing November 01, 2011			112,516
			Xerium Technologies, Inc.	Ba3	BB-
	3,750,000		Term Loan, 4.500%, maturing November 25, 2014			3,768,750
			Xerium Technologies, Inc.	B3	B+
	4,445,686	(5)	Term Loan, 8.250%, maturing May 25, 2015			4,345,659
						37,847,654
Data and Internet Services: 7.0%
			Activant Solutions, Inc.	B1	B
	86,171		Term Loan, 2.813%, maturing May 01, 2013			81,647
	2,626,118		Term Loan, 2.313%, maturing May 02, 2013			2,488,247
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 3.913%, maturing July 01, 2013			1,498,977
EUR	1,268,581		Term Loan, 4.413%, maturing July 01, 2014			1,498,977
			Aspect Software, Inc.	Ba3	B+
	$1,250,000		Term Loan, 6.250%, maturing April 19, 2016			1,231,250
			Audatex North America, Inc.	Ba2	BB
	1,065,966		Term Loan, 2.063%, maturing May 16, 2014			1,031,322
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,644,008		Term Loan, 4.088%, maturing August 03, 2012			3,270,497

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	Dealer Computer Services, Inc.	Ba3	BB-
$5,527,747	Term Loan, 5.250%, maturing April 21, 2017			$5,500,109
	First Data Corporation	B1	B+
2,994,541	Term Loan, 3.032%, maturing September 24, 2014			2,528,515
8,118,061	Term Loan, 3.032%, maturing September 24, 2014			6,859,202
3,598,219	Term Loan, 3.087%, maturing September 24, 2014			3,042,100
	Information Solutions Company	Ba2	BB+
625,000	Term Loan, 4.750%, maturing April 09, 2016			625,781
	Language Line, Inc.	Ba3	B+
1,781,250	Term Loan, 5.500%, maturing November 04, 2015			1,769,374
	Orbitz Worldwide, Inc.	B2	B+
4,159,183	Term Loan, 3.400%, maturing July 25, 2014			3,926,673
	Sabre, Inc.	B1	B
11,849,782	Term Loan, 2.348%, maturing September 30, 2014			10,666,651
	Sungard Data Systems, Inc.	Ba3	BB
248,448	Term Loan, 2.047%, maturing February 28, 2014			237,702
1,475,031	Term Loan, 6.750%, maturing February 28, 2014			1,472,572
6,722,255	Term Loan, 3.991%, maturing February 26, 2016			6,557,311
	Transaction Network Services, Inc.	Ba3	BB
2,384,615	Term Loan, 6.000%, maturing November 18, 2015			2,398,010
	Travelport, Inc.	Ba3	B
972,500	Term Loan, 2.790%, maturing August 23, 2013			925,091
598,833	Term Loan, 2.790%, maturing August 23, 2013			566,646
136,295	Term Loan, 2.790%, maturing August 23, 2013			128,969
				58,305,623
Diversified / Conglomerate Manufacturing: 2.9%
	Brand Services, Inc.	B1	B
2,633,981	Term Loan, 2.563%, maturing February 07, 2014			2,469,357
1,152,204	Term Loan, 3.795%, maturing February 07, 2014			1,093,634
	Doncasters Group, Ltd.	NR	NR
511,256	Term Loan, 4.273%, maturing April 03, 2015			446,497

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
	$511,256		Term Loan, 4.773%, maturing April 04, 2016			$446,497
			Dresser, Inc.	B2	B+
	4,813,677		Term Loan, 2.695%, maturing May 04, 2014			4,521,246
			Edwards (Cayman Islands II), Ltd.	B3	B
	1,163,189		Term Loan, 2.354%, maturing May 31, 2014			1,056,563
			EPD, Inc.	NR	NR
	302,376		Term Loan, 2.840%, maturing July 31, 2014			259,539
	2,111,218		Term Loan, 2.840%, maturing July 31, 2014			1,812,128
			Ferretti S.P.A.	NR	NR
EUR	385,205	(3)	Term Loan, 3.472%, maturing January 31, 2015			211,897
EUR	385,868	(3)	Term Loan, 3.972%, maturing January 31, 2016			212,262
EUR	63,830	(3)	Term Loan, 6.472%, maturing January 31, 2017			30,993
			Manitowoc Company, Inc.	B1	BB
	$1,000,000		Term Loan, 4.813%, maturing November 06, 2013			989,167
	2,277,540		Term Loan, 7.500%, maturing November 06, 2014			2,271,846
			Mueller Group, Inc.	Ba3	BB-
	722,247		Term Loan, 5.328%, maturing May 23, 2014			718,636
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
	948,870		Term Loan, 2.625%, maturing July 19, 2013			907,061
	1,000,000		Term Loan, 2.834%, maturing July 19, 2013			955,938
			Sensata Technologies, B.V.	B1	BB-
	5,034,768		Term Loan, 2.078%, maturing April 26, 2013			4,742,122
			Sensus Metering Systems, Inc.	Ba2	B+
	1,048,159		Term Loan, 2.297%, maturing December 17, 2010			1,029,816
						24,175,199
Diversified / Conglomerate Service: 4.0%
			Affinion Group, Inc.	Ba2	BB-
	2,500,000		Term Loan, 5.000%, maturing October 10, 2016			2,396,875
			AlixPartners, LLP	Ba3	BB
	2,578,769		Term Loan, 2.266%, maturing October 12, 2013			2,506,242

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
		Brickman Group Holdings, Inc.	B1	BB
	$1,925,909	Term Loan, 2.290%, maturing January 23, 2014			$1,858,503
		Brock Holdings, Inc.	Caa1	B
	2,527,842	Term Loan, 2.335%, maturing February 26, 2014			2,329,829
		Catalina Marketing Corporation	Ba2	BB-
	4,230,673	Term Loan, 3.091%, maturing October 01, 2014			4,045,581
		Coach America Holdings, Inc.	B2	B
	2,083,910	Term Loan, 3.090%, maturing April 18, 2014			1,689,703
	442,989	Term Loan, 3.040%, maturing April 20, 2014			359,190
		Intergraph Corporation	B1	BB-
	2,384,107	Term Loan, 4.788%, maturing May 29, 2014			2,370,201
		ISS Holding A/S	NR	NR
EUR	240,402	Term Loan, 2.646%, maturing December 31, 2013			272,150
EUR	3,032,921	Term Loan, 2.646%, maturing December 31, 2013			3,433,458
EUR	42,895	Term Loan, 2.646%, maturing December 31, 2013			48,560
EUR	227,055	Term Loan, 2.646%, maturing December 31, 2013			257,041
EUR	32,118	Term Loan, 2.646%, maturing December 31, 2013			36,359
EUR	424,609	Term Loan, 2.646%, maturing December 31, 2013			480,684
		ISTA International GmbH	NR	NR
EUR	1,622,153	Term Loan, 2.992%, maturing May 14, 2015			1,796,623
EUR	377,847	Term Loan, 3.332%, maturing May 14, 2015			418,486
		Valleycrest Companies, LLC	B2	B
	$1,791,960	Term Loan, 2.300%, maturing March 12, 2014			1,711,322
		Vertafore, Inc.	B1	B
	1,025,245	Term Loan, 5.500%, maturing July 31, 2014			1,004,740
		West Corporation	B1	BB-
	4,146,033	Term Loan, 2.753%, maturing October 24, 2013			3,898,133
	3,132,044	Term Loan, 4.253%, maturing July 15, 2016			3,001,541
					33,915,221

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified National Resources, Precious Metals & Minerals: 1.2%
			Georgia Pacific, LLC	Ba1	BBB
	$5,969,348		Term Loan, 2.282%, maturing December 21, 2012			$5,842,499
	3,828,010		Term Loan, 3.528%, maturing December 23, 2014			3,816,645
						9,659,144
Ecological: 0.1%
			Synagro Technologies, Inc.	B3	CCC+
	875,250		Term Loan, 2.340%, maturing April 02, 2014			791,007
			Synagro Technologies, Inc.	Caa3	CCC-
	485,000		Term Loan, 5.090%, maturing October 02, 2014			404,167
						1,195,174
Electronics: 2.5%
			Aeroflex, Inc.	Ba3	BB-
	990,063		Term Loan, 3.688%, maturing August 15, 2014			935,610
			Brocade Communications Systems, Inc.	Ba2	BBB-
	775,647		Term Loan, 7.000%, maturing October 07, 2013			779,041
			Decision One Corporation	NR	NR
	1,808,948		Junior Notes, 15.000%, maturing November 29, 2013			1,808,948
			FCI International S.A.S.	B2	NR
	314,400	(5)	Term Loan, maturing September 30, 2012			292,392
	343,834	(5)	Term Loan, maturing September 30, 2012			321,485
			Freescale Semiconductor, Inc.	B2	B
	1,795,011		Revolver, 2.272%, maturing November 10, 2012			1,649,166
	5,346,114		Term Loan, 4.528%, maturing December 01, 2016			4,729,403
			Infor Enterprise Solutions Holdings, Inc.	B1	B+
	486,250		Term Loan, 5.110%, maturing July 28, 2015			452,212
EUR	725,625		Term Loan, 5.395%, maturing July 28, 2015			831,766
	$951,178		Term Loan, 6.110%, maturing July 28, 2015			922,643
	1,823,091		Term Loan, 6.110%, maturing July 28, 2015			1,713,706
			Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000		Term Loan, 6.676%, maturing March 02, 2014			473,261
			Intersil Corporation	Ba2	BB+
	$500,000		Term Loan, 4.752%, maturing April 27, 2016			499,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
		Kronos, Inc.	Ba3	B+
$3,114,686		Term Loan, 2.290%, maturing June 11, 2014			$2,939,485
		Redprairie Corporation	B2	B+
1,000,000		Term Loan, 6.000%, maturing March 24, 2016			998,750
		Spansion, LLC	NR	BB-
1,875,000		Term Loan, 7.500%, maturing January 08, 2015			1,859,766
					21,207,509
Finance: 2.2%
		LPL Holdings, Inc.	Ba3	B+
1,755,443		Term Loan, 2.040%, maturing June 28, 2013			1,685,775
5,525,635		Term Loan, 4.250%, maturing June 25, 2015			5,346,051
2,000,000		Term Loan, 5.250%, maturing June 28, 2017			1,985,000
		MSCI, Inc.	Ba2	BB+
5,500,000	(5)	Term Loan, maturing April 20, 2016			5,506,876
		Nuveen Investments, Inc.	B3	B
4,893,540		Term Loan, 3.325%, maturing November 13, 2014			4,170,867
					18,694,569
Gaming: 3.9%
		Cannery Casino Resorts, LLC	B3	B
482,982		Term Loan, 4.591%, maturing May 18, 2013			436,193
399,351		Term Loan, 4.541%, maturing May 20, 2013			360,664
	(2)	Fontainebleau Las Vegas, LLC	NR	NR
535,170	(3)	Term Loan, 6.000%, maturing June 06, 2014			127,549
1,070,339	(3)	Term Loan, 6.000%, maturing June 06, 2014			255,097
		Golden Nugget, Inc.	Caa3	CC
2,144,035	(5)	Term Loan, 3.360%, maturing June 30, 2014			1,711,476
1,220,505	(5)	Term Loan, 3.365%, maturing June 30, 2014			974,268
	(2)	Green Valley Ranch Gaming, LLC	C	NR
750,000	(3)	Term Loan, 3.507%, maturing August 16, 2014			51,563
		Harrahs Operating Company, Inc.	Caa1	B
4,189,968		Term Loan, 3.316%, maturing January 28, 2015			3,508,227
2,415,817		Term Loan, 3.316%, maturing January 28, 2015			2,028,533

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
$2,249,697			Term Loan, 3.316%, maturing January 28, 2015			$1,888,540
1,551,667			Term Loan, 9.500%, maturing October 31, 2016			1,559,641
			Isle of Capri Casinos, Inc.	B1	B+
844,597			Term Loan, 5.000%, maturing November 25, 2013			810,285
1,195,678			Term Loan, 5.000%, maturing November 25, 2013			1,147,104
2,989,195			Term Loan, 5.000%, maturing November 25, 2013			2,867,758
			Las Vegas Sands, LLC	B3	B-
1,572,000			Term Loan, 2.050%, maturing May 23, 2014			1,401,606
6,224,000			Term Loan, 2.050%, maturing May 23, 2014			5,549,362
	(2)		New World Gaming Partners, Ltd.	Caa3	D
3,063,903	(3	)(5)	Term Loan, 4.786%, maturing September 30, 2014			2,915,814
620,577	(3	)(5)	Term Loan, 6.776%, maturing September 30, 2014			590,582
			Seminole Tribe of Florida	Baa3	BBB
16,401			Term Loan, 1.813%, maturing March 05, 2014			15,827
			VML US Finance, LLC	B3	B-
873,736			Term Loan, 4.800%, maturing May 25, 2012			845,964
2,137,161			Term Loan, 4.800%, maturing May 27, 2013			2,071,043
1,607,309			Term Loan, 4.800%, maturing May 27, 2013			1,556,219
						32,673,315
Healthcare, Education and Childcare: 17.7%
			AGA Medical Corporation	B2	BB-
1,632,209			Term Loan, 2.379%, maturing April 26, 2013			1,497,552
			Bausch & Lomb, Inc.	B1	BB-
382,928			Term Loan, 3.540%, maturing April 24, 2015			364,808
1,578,947			Term Loan, 3.540%, maturing April 24, 2015			1,504,230
			Biomet, Inc.	B1	BB-
5,949,161			Term Loan, 3.287%, maturing March 25, 2015			5,798,945
			Bright Horizons Family Solutions, Inc.	Ba2	BB-
461,622			Term Loan, 7.500%, maturing May 28, 2015			461,746
			Catalent Pharma Solutions, Inc.	Ba3	BB-
6,396,889			Term Loan, 2.595%, maturing April 10, 2014			5,897,132

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		CHG Medical Staffing, Inc.	Ba3	B+
	$400,000	Term Loan, 2.790%, maturing December 30, 2013			$387,000
	1,804,500	Term Loan, 2.820%, maturing December 30, 2013			1,745,854
		CHS/Community Health Systems, Inc.	Ba3	BB
	37,580,334	Term Loan, 2.787%, maturing July 25, 2014			35,222,166
	1,922,625	Term Loan, 2.788%, maturing July 25, 2014			1,801,980
		Concentra Operating Corporation	Ba3	B+
	1,893,055	Term Loan, 2.550%, maturing June 25, 2014			1,795,246
		CRC Health Corporation	B1	B+
	902,331	Term Loan, 2.540%, maturing February 06, 2013			843,679
	944,252	Term Loan, 2.540%, maturing February 06, 2013			882,876
		Education Management Corporation	B1	BB
	4,103,389	Term Loan, 2.063%, maturing June 03, 2013			3,888,815
		Emdeon Business Services, LLC	Ba3	BB
	2,266,432	Term Loan, 2.300%, maturing November 16, 2013			2,194,190
		EMSC, L.P.	Baa3	BB+
	2,000,000	Term Loan, 3.297%, maturing April 08, 2015			1,998,750
		Gambro Holding AB	NR	NR
	1,670,984	Term Loan, 2.960%, maturing June 05, 2014			1,541,483
SEK	2,111,070	Term Loan, 3.053%, maturing June 05, 2014			247,964
SEK	2,146,343	Term Loan, 3.053%, maturing June 05, 2014			252,107
	$1,670,984	Term Loan, 3.460%, maturing June 05, 2015			1,541,483
SEK	2,146,343	Term Loan, 3.553%, maturing June 05, 2015			252,107
SEK	2,111,070	Term Loan, 3.553%, maturing June 05, 2015			247,964
		Harlan Sprague Dawley, Inc.	B3	BB-
	$2,446,875	Term Loan, 3.850%, maturing July 11, 2014			2,264,380
		Harrington Holdings, Inc.	B1	BB-
	2,392,667	Term Loan, 2.604%, maturing December 28, 2013			2,282,006
		HCA, Inc.	Ba3	BB
	5,009,376	Term Loan, 2.540%, maturing November 18, 2013			4,746,038
	12,013,480	Term Loan, 3.540%, maturing March 31, 2017			11,647,439

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Health Management Associates, Inc.	B1	BB-
	$3,599,669	Term Loan, 2.040%, maturing February 28, 2014			$3,390,438
		Iasis Healthcare, LLC	Ba2	B+
	339,445	Term Loan, 2.351%, maturing March 14, 2014			321,709
	1,250,641	Term Loan, 2.354%, maturing March 14, 2014			1,185,295
	3,613,642	Term Loan, 2.354%, maturing March 14, 2014			3,424,829
		IM US Holdings, LLC	Ba2	BB
	4,391,482	Term Loan, 2.284%, maturing June 26, 2014			4,166,418
		IM US Holdings, LLC	B2	B-
	1,000,000	Term Loan, 4.604%, maturing June 26, 2015			972,500
		IMS Health, Inc.	Ba3	BB
EUR	989,818	Term Loan, 5.500%, maturing January 31, 2016			1,210,651
	$1,980,480	Term Loan, 5.250%, maturing February 26, 2016			1,970,166
		Molnlycke Health Care Group	NR	NR
EUR	200,000	Term Loan, 2.433%, maturing March 30, 2015			228,904
GBP	250,000	Term Loan, 2.573%, maturing March 31, 2015			332,178
EUR	181,943	Term Loan, 2.683%, maturing March 30, 2016			208,238
GBP	221,746	Term Loan, 2.823%, maturing March 31, 2016			294,637
		Multiplan, Inc.	B1	B+
	$1,049,449	Term Loan, 3.625%, maturing April 12, 2013			1,005,722
		National Mentor, Inc.	Ba3	B+
	126,588	Term Loan, 2.300%, maturing June 29, 2013			115,406
	3,054,906	Term Loan, 2.300%, maturing June 29, 2013			2,785,057
		Nyco Holdings 3 ApS	NR	NR
EUR	85,383	Term Loan, 2.885%, maturing December 29, 2014			93,674
EUR	1,383,872	Term Loan, 2.885%, maturing December 29, 2014			1,518,255
EUR	54,390	Term Loan, 2.885%, maturing December 29, 2014			59,671
EUR	384,581	Term Loan, 2.885%, maturing December 29, 2014			421,926
EUR	530,239	Term Loan, 2.885%, maturing December 29, 2014			581,728

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
EUR	530,239		Term Loan, 3.635%, maturing December 29, 2015			$581,728
EUR	1,383,872		Term Loan, 3.635%, maturing December 29, 2015			1,518,255
EUR	85,383		Term Loan, 3.635%, maturing December 29, 2015			93,674
EUR	54,390		Term Loan, 3.635%, maturing December 29, 2015			59,671
EUR	384,581		Term Loan, 3.635%, maturing December 29, 2015			421,926
			Orthofix Holdings, Inc.	B1	BB+
	$1,379,242		Term Loan, 6.750%, maturing September 22, 2013			1,371,197
			Quintiles Transnational Corporation	Ba2	BB
	2,900,612		Term Loan, 2.300%, maturing March 31, 2013			2,807,552
			Renal Advantage, Inc.	B1	B+
	6,295,776	(5)	Term Loan, 2.764%, maturing October 05, 2012			6,264,297
			Rural/Metro Operating Company, LLC	Ba3	BB
	748,125		Term Loan, 7.000%, maturing December 09, 2014			751,866
			Skilled Healthcare Group, Inc.	Ba3	BB-
	104,167		Term Loan, 5.250%, maturing April 08, 2016			103,646
	1,145,833		Term Loan, 5.250%, maturing April 08, 2016			1,140,104
			Sterigenics International, Inc.	B3	B+
	1,759,245		Term Loan, 2.627%, maturing November 21, 2013			1,658,088
			Sun Healthcare Group, Inc.	Ba2	B+
	217,241		Term Loan, 2.290%, maturing April 21, 2014			208,226
	871,818		Term Loan, 2.374%, maturing April 21, 2014			835,637
			Surgical Care Affiliates, LLC	Ba3	B
	2,917,500		Term Loan, 2.290%, maturing December 29, 2014			2,720,569
			Team Health, Inc.	B1	BB
	1,995,468		Term Loan, 2.431%, maturing November 23, 2012			1,908,998
			United Surgical Partners International, Inc.	Ba3	B
EUR	1,627,097		Term Loan, 2.336%, maturing April 19, 2014			1,528,116
	307,399		Term Loan, 2.350%, maturing April 21, 2014			288,699
			Vanguard Health Holdings Company II, LLC	Ba2	B+
	2,250,000		Term Loan, 5.000%, maturing January 29, 2016			2,230,313

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
			VWR International, Inc.	B1	B+
EUR	2,450,636		Term Loan, 2.926%, maturing June 29, 2014			$2,756,387
	$1,470,382		Term Loan, 2.854%, maturing June 30, 2014			1,373,582
			Warner Chilcott Company, LLC	B1	BB+
	1,139,684		Term Loan, 5.500%, maturing October 30, 2014			1,140,462
	524,547		Term Loan, 5.750%, maturing April 30, 2015			524,793
	873,466		Term Loan, 5.750%, maturing April 30, 2015			873,875
						148,757,003
Home & Office Furnishings: 1.0%
			Global Garden Products Italy S.P.A.	NR	NR
EUR	745,552		Term Loan, 3.206%, maturing August 31, 2016			806,494
EUR	745,552		Term Loan, 3.206%, maturing August 31, 2017			806,494
			Hilding Anders	NR	NR
SEK	25,364,613	(5)	Term Loan, 3.750%, maturing March 31, 2015			2,540,618
EUR	324,872		Term Loan, 3.885%, maturing April 25, 2015			317,197
			National Bedding Company	B1	BB-
	$2,144,222		Term Loan, 2.313%, maturing February 28, 2013			2,066,494
			Springs Window Fashions, LLC	B2	B+
	2,175,115		Term Loan, 3.063%, maturing December 31, 2012			2,088,111
						8,625,408
Insurance: 2.2%
			AmWINS Group, Inc.	B2	B-
	1,898,650		Term Loan, 2.930%, maturing June 08, 2013			1,757,438
			Applied Systems, Inc.	B1	B-
	1,190,009		Term Loan, 2.854%, maturing September 26, 2013			1,109,684
			C.G. JCF Corporation	B2	B
	2,144,559		Term Loan, 3.360%, maturing August 01, 2014			2,030,630
			Conseco, Inc.	B2	B-
	2,283,764		Term Loan, 7.500%, maturing October 10, 2013			2,211,444
			Crawford & Company International, Inc.	B1	BB-
	1,746,349		Term Loan, 5.250%, maturing October 30, 2013			1,717,971
			HMSC Corporation	B3	B-
	2,486,845		Term Loan, 2.588%, maturing April 03, 2014			1,983,259

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Insurance: (continued)
		Hub International, Ltd.	B2	B
$447,553		Term Loan, 2.790%, maturing June 13, 2014			$407,832
1,991,093		Term Loan, 2.790%, maturing June 13, 2014			1,814,383
995,000		Term Loan, 6.750%, maturing June 13, 2014			973,856
		Sedgwick Holdings, Inc.	B1	B+
1,400,000	(5)	Term Loan, maturing May 13, 2016			1,396,500
		USI Holdings Corporation	B2	B-
597,000		Term Loan, 7.000%, maturing April 15, 2014			581,080
2,242,905		Term Loan, 3.050%, maturing May 05, 2014			2,057,865
					18,041,942
Leisure, Amusement, Entertainment: 3.6%
		24 Hour Fitness Worldwide, Inc.	Ba2	B+
2,250,000		Term Loan, 6.750%, maturing December 30, 2015			2,157,188
		Alpha D2, Ltd.	NR	NR
1,221,225		Term Loan, 2.447%, maturing December 31, 2013			1,094,741
824,903		Term Loan, 2.447%, maturing December 31, 2013			739,467
		AMF Bowling Worldwide, Inc.	B1	B
2,889,423		Term Loan, 2.797%, maturing June 08, 2013			2,501,157
		Cedar Fair, L.P.	Ba3	BB-
3,150,836		Term Loan, 4.354%, maturing August 30, 2014			3,139,020
		HIT Entertainment, Inc.	B1	CCC+
1,940,892		Term Loan, 5.597%, maturing June 01, 2012			1,801,391
		Live Nation Entertainment, Inc.	Ba2	BB-
1,000,000		Term Loan, 4.500%, maturing November 07, 2016			998,750
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
15,743,161	(3)	Term Loan, 20.500%, maturing April 09, 2012			6,994,780
5,691,110	(3)	Term Loan, 20.500%, maturing April 09, 2012			2,528,594
		NEP II, Inc.	B1	B
4,205,581		Term Loan, 2.353%, maturing February 16, 2014			3,974,274
		Regal Cinemas Corporation	Ba3	BB-
1,320,528		Term Loan, 3.790%, maturing October 28, 2013			1,314,983
1,650,000		Term Loan, 3.790%, maturing November 18, 2016			1,642,781

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
			TWCC Holding Corporation	Ba2	BB
	$1,984,297	(5)	Term Loan, 5.000%, maturing September 14, 2015			$1,985,785
						30,872,911
Lodging: 1.7%
			Audio Visual Services Corporation	NR	NR
	975,000		Term Loan, 2.550%, maturing February 28, 2014			748,313
			HDC Mezz 1 Partners, L.P.	B1	B+
	16,400,000	(X)	Term Loan, 2.005%, maturing January 15, 2011			13,776,000
						14,524,313
Machinery: 0.8%
			Bucyrus International, Inc.	Ba2	BB
	3,000,000		Term Loan, 4.500%, maturing February 19, 2016			2,995,626
			Kion Group GmbH	NR	NR
	503,755		Term Loan, 2.523%, maturing December 23, 2014			412,239
EUR	1,248,212		Term Loan, 4.158%, maturing December 23, 2014			1,255,622
	$503,755		Term Loan, 2.773%, maturing December 23, 2015			412,239
EUR	1,154,438		Term Loan, 4.408%, maturing December 23, 2015			1,161,291
			NACCO Materials Handling Group, Inc.	NR	NR
	$994,832		Term Loan, 2.481%, maturing March 22, 2013			875,452
						7,112,469
Mining, Steel, Iron & Nonprecious Metals: 1.1%
			Noranda Aluminum Acquisition Corporation	Ba3	B
	1,617,464		Term Loan, 2.538%, maturing May 18, 2014			1,550,069
			Novelis Corporation	Ba3	BB-
	2,213,061		Term Loan, 2.360%, maturing July 06, 2014			2,090,420
	2,674,505		Term Loan, 2.428%, maturing July 06, 2014			2,526,292
			Oxbow Carbon and Minerals Holdings, LLC	B1	BB+
	3,395,680		Term Loan, 2.290%, maturing May 08, 2014			3,278,954
						9,445,735
Non-North American Cable: 2.6%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	227,032		Term Loan, 3.426%, maturing September 15, 2014			270,985
EUR	306,668		Term Loan, 3.426%, maturing September 15, 2014			366,040
EUR	266,300		Term Loan, 3.426%, maturing September 15, 2014			317,857

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Non-North American Cable: (continued)
EUR	66,352	Term Loan, 3.926%, maturing September 14, 2015			$79,197
EUR	733,648	Term Loan, 3.926%, maturing September 14, 2015			875,684
		Numericable / YPSO France SAS	NR	NR
EUR	664,277	Term Loan, 4.158%, maturing June 16, 2014			643,918
EUR	256,356	Term Loan, 4.158%, maturing June 16, 2014			248,499
EUR	418,265	Term Loan, 4.158%, maturing June 16, 2014			405,446
EUR	232,592	Term Loan, 4.658%, maturing December 31, 2015			226,229
EUR	436,857	Term Loan, 4.658%, maturing December 31, 2015			424,907
		UPC Broadband Holding, B.V.	Ba3	B+
	$1,944,864	Term Loan, 2.180%, maturing December 31, 2014			1,873,551
	1,055,136	Term Loan, 3.930%, maturing December 30, 2016			1,023,702
EUR	4,268,168	Term Loan, 4.163%, maturing December 31, 2016			4,844,129
EUR	3,078,704	Term Loan, 4.995%, maturing December 31, 2017			3,526,342
		Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000	Term Loan, 4.408%, maturing December 31, 2015			7,065,945
					22,192,431
North American Cable: 11.9%
		Atlantic Broadband Finance, LLC	B1	BB-
	$68,961	Term Loan, 2.550%, maturing September 01, 2011			68,030
	1,854,393	Term Loan, 6.750%, maturing May 31, 2013			1,838,941
		Block Communications, Inc.	Ba1	BB
	957,500	Term Loan, 2.290%, maturing December 22, 2011			902,444
		Bresnan Communications, LLC	B1	BB-
	1,237,500	Term Loan, 2.314%, maturing June 30, 2013			1,205,403
	2,722,500	Term Loan, 2.367%, maturing March 29, 2014			2,651,887
		Cequel Communications, LLC	Ba3	BB-
	27,948,418	Term Loan, 2.292%, maturing November 05, 2013			26,760,609
		Charter Communications Operating, LLC	Ba2	BB+
	1,715,197	Term Loan, 2.300%, maturing March 06, 2014			1,592,036
	13,923,278	Term Loan, 3.550%, maturing September 06, 2016			13,008,324

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	CSC Holdings, Inc.	Baa3	BBB-
$19,776,056	Term Loan, 2.087%, maturing March 29, 2016			$19,472,354
	Insight Midwest Holdings, LLC	B1	B+
9,002,500	Term Loan, 2.035%, maturing April 07, 2014			8,549,161
	Knology, Inc.	B1	B
1,881,055	Term Loan, 3.792%, maturing June 30, 2014			1,858,326
	Mediacom Broadband, LLC	Ba3	BB-
8,128,950	Term Loan, 2.080%, maturing January 31, 2015			7,566,752
	Mediacom LLC Group	Ba3	BB-
3,582,000	Term Loan, 5.500%, maturing March 31, 2017			3,554,240
4,000,000	Term Loan, 4.500%, maturing October 23, 2017			3,928,332
	San Juan Cable, LLC	B1	BB-
1,677,495	Term Loan, 2.050%, maturing October 31, 2012			1,588,029
	WideOpenWest Finance, LLC	B1	B-
5,702,357	Term Loan, 2.808%, maturing June 18, 2014			5,284,660
				99,829,528
Oil & Gas: 1.6%
	Alon USA Energy, Inc.	B1	BB-
213,889	Term Loan, 2.604%, maturing June 22, 2013			167,903
1,711,111	Term Loan, 2.696%, maturing June 22, 2013			1,343,222
	CGGVeritas Services, Inc.	Ba1	BB
1,982,279	Term Loan, 3.534%, maturing January 12, 2014			1,966,173
	Hercules Offshore, LLC	B2	B
2,165,959	Term Loan, 6.000%, maturing July 11, 2013			2,044,124
	MEG Energy Corporation	B2	BB+
4,446,871	Term Loan, 6.000%, maturing April 03, 2016			4,402,402
	SG Resources Mississippi, LLC	B1	BB
2,456,250	Term Loan, 2.229%, maturing April 02, 2014			2,327,297
	Targa Resources, Inc.	B1	B+
481,322	Term Loan, 6.000%, maturing July 05, 2016			482,585
	Vulcan Energy Corporation	Ba2	BB
746,250	Term Loan, 5.500%, maturing September 29, 2015			753,713
				13,487,419
Other Broadcasting and Entertainment: 1.0%
	Nielsen Finance, LLC	Ba3	B+
2,921,139	Term Loan, 2.297%, maturing August 09, 2013			2,733,456
5,956,391	Term Loan, 4.047%, maturing May 02, 2016			5,760,324
				8,493,780
Other Telecommunications: 2.0%
	Asurion Corporation	B1	B
5,223,750	Term Loan, 3.331%, maturing July 03, 2014			5,029,724

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
			BCM Ireland Holdings, Ltd.	B1	B+
EUR	1,679,980		Term Loan, 2.301%, maturing September 30, 2014			$1,750,923
EUR	1,680,261		Term Loan, 2.551%, maturing September 30, 2015			1,751,216
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.860%, maturing December 31, 2014			941,250
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	1,890,802		Term Loan, 4.750%, maturing June 01, 2014			1,619,788
			Kentucky Data Link, Inc.	B1	B-
	2,507,387		Term Loan, 2.604%, maturing February 26, 2014			2,388,286
			U.S. Telepacific Corporation	B1	CCC+
	3,100,000		Term Loan, 9.250%, maturing August 17, 2015			3,106,783
						16,587,970
Personal & Nondurable Consumer Products: 2.5%
			Advantage Sales & Marketing, Inc.	Ba3	B+
	2,000,000		Term Loan, 5.000%, maturing May 05, 2016			1,990,834
			Bushnell, Inc.	B2	B-
	1,690,355		Term Loan, 4.501%, maturing August 24, 2013			1,601,612
			Fender Musical Instruments Corporation	B2	B
	2,003,339		Term Loan, 2.550%, maturing June 09, 2014			1,779,632
	1,011,970		Term Loan, 2.610%, maturing June 09, 2014			898,966
			Hillman Group, Inc.	Ba3	B+
	900,000	(5)	Term Loan, maturing May 27, 2016			897,750
			Huish Detergents, Inc.	Ba2	BB
	1,640,940		Term Loan, 2.110%, maturing April 26, 2014			1,572,020
			Information Resources, Inc.	Ba3	B
	267,982		Term Loan, 3.485%, maturing May 16, 2014			260,613
			Jarden Corporation	Ba1	BB+
	1,355,723		Term Loan, 2.040%, maturing January 24, 2012			1,339,020
	162,031		Term Loan, 2.040%, maturing January 24, 2012			159,561
	3,640,679		Term Loan, 3.540%, maturing January 26, 2015			3,615,973
			KIK Custom Products, Inc.	B3	CCC+
	289,734		Term Loan, 2.570%, maturing June 02, 2014			245,404
	1,690,113		Term Loan, 2.570%, maturing June 02, 2014			1,431,526
			Spectrum Brands, Inc.	B3	B-
	2,763,952		Term Loan, 8.000%, maturing June 29, 2012			2,759,114
	142,368		Term Loan, 8.000%, maturing June 29, 2012			142,119

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Yankee Candle Company, Inc.	Ba3	BB-
$2,087,261		Term Loan, 2.360%, maturing February 06, 2014			$2,008,751
					20,702,895
Personal, Food & Miscellaneous: 1.9%
		Acosta, Inc.	B1	B
4,725,015		Term Loan, 2.610%, maturing July 28, 2013			4,583,265
		Culligan International Company	B3	B-
968,726		Term Loan, 2.610%, maturing November 24, 2012			798,594
		Dennys, Inc.	Ba2	BB
450,000		Term Loan, 2.240%, maturing March 31, 2012			446,625
370,000		Term Loan, 2.376%, maturing March 31, 2012			367,225
		N.E.W. Customer Services Companies, Inc.	Ba3	B+
2,750,000		Term Loan, 6.000%, maturing March 05, 2016			2,717,344
		OSI Restaurant Partners, Inc.	B3	B+
505,264		Term Loan, 2.548%, maturing June 14, 2013			440,053
5,337,583		Term Loan, 2.625%, maturing June 14, 2014			4,648,703
		Seminole Hard Rock Entertainment, Inc.	B1	BB
750,000		Term Loan, 2.751%, maturing March 15, 2014			641,250
		Wendys/Arbys Restaurants, LLC	Ba2	BB
1,500,000	(5)	Term Loan, maturing May 24, 2017			1,500,626
					16,143,685
Printing & Publishing: 9.5%
		American Achievement Corporation	B1	B+
155,409		Term Loan, 6.260%, maturing March 25, 2011			147,639
		Black Press, Ltd.	B1	B-
1,394,142	(5)	Term Loan, 2.538%, maturing August 02, 2013			1,219,875
846,443	(5)	Term Loan, 2.538%, maturing August 02, 2013			740,638
		Caribe Information Investments, Inc.	B2	CCC+
1,836,411		Term Loan, 2.582%, maturing March 31, 2013			1,386,491
		Cengage Learning, Inc.	B2	B+
277,778		Revolver, 0.572%, maturing July 05, 2013			225,000
7,011,936		Term Loan, 2.790%, maturing July 03, 2014			6,096,002
		Cenveo Corporation	Ba2	BB
15,718		Term Loan, 4.771%, maturing June 21, 2013			15,627
972,547		Term Loan, 4.771%, maturing June 21, 2013			966,955
		Dex Media East, LLC	B1	B+
4,302,583		Term Loan, 2.919%, maturing October 24, 2014			3,645,096

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Dex Media West, LLC	Ba3	B+
	$4,616,998		Term Loan, 7.500%, maturing October 24, 2014			$4,261,489
			Flint Group Holdings S.A.R.L.	NR	NR
	841,151		Term Loan, 2.588%, maturing December 31, 2014			770,179
	353,279		Term Loan, 2.588%, maturing December 31, 2014			323,471
	2,333,333		Term Loan, 2.588%, maturing May 29, 2015			2,136,458
EUR	666,667		Term Loan, 2.906%, maturing May 29, 2015			753,940
	$1,277,104		Term Loan, 2.588%, maturing December 31, 2015			1,169,349
			FM Mergerco, Inc.	B1	B
	1,837,776	(3)	Term Loan, 8.750%, maturing June 12, 2012			1,421,213
			Hanley Wood, LLC	Caa1	CCC
	2,667,925		Term Loan, 2.730%, maturing March 08, 2014			1,494,038
			Intermedia Outdoor, Inc.	NR	NR
	1,582,388		Term Loan, 3.290%, maturing January 31, 2013			1,280,746
			Lamar Media Corporation	Baa3	BB
	2,000,000		Term Loan, 4.250%, maturing December 30, 2016			2,003,750
			Mediannuaire Holding	NR	NR
EUR	1,561,344		Term Loan, 2.900%, maturing October 10, 2014			1,459,722
EUR	1,561,189		Term Loan, 3.400%, maturing October 09, 2015			1,459,577
			Merrill Communications, LLC	B2	CCC+
	$3,761,595		Term Loan, 8.500%, maturing December 24, 2012			3,550,005
			Nelson Canada, Ltd.	B1	B
	2,900,000		Term Loan, 2.790%, maturing July 05, 2014			2,668,000
			PagesJaunes Groupe S.A.	NR	NR
EUR	800,000		Term Loan, 2.400%, maturing November 22, 2013			868,097
			PBL Media Finance Pty, Ltd.	B1	NR
AUD	24,331,191		Term Loan, 7.133%, maturing February 05, 2013			18,050,809
			Penton Media, Inc.	NR	CCC+
	$1,650,358		Term Loan, 5.000%, maturing August 01, 2014			1,210,950
			R.H. Donnelley Corporation	B1	B
	4,168,891		Term Loan, 9.250%, maturing October 24, 2014			3,934,391
			Source Media, Inc.	B2	B
	2,709,189		Term Loan, 5.300%, maturing November 08, 2011			2,655,005

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Springer Science + Business Media S.A.	B1	B+
	$2,000,000		Term Loan, 6.751%, maturing June 17, 2016			$2,001,250
			SuperMedia, Inc.	B3	B-
	8,442,730		Term Loan, 11.000%, maturing December 31, 2015			7,200,441
		(2)	Tribune Company	NR	NR
	1,491,225	(3)	Term Loan, 5.250%, maturing June 04, 2014			920,831
			Valassis Communications, Inc.	Ba1	BB+
	983,587		Term Loan, 2.250%, maturing March 02, 2014			956,293
	1,003,211		Term Loan, 2.250%, maturing March 02, 2014			975,372
			Yell Group, PLC	NR	NR
	1,690,294		Term Loan, 4.104%, maturing July 31, 2014			1,250,818
						79,219,517
Radio and TV Broadcasting: 5.4%
		(2)	Citadel Broadcasting Corporation	NR	D
	4,796,148		Term Loan, 2.110%, maturing June 12, 2014			4,684,240
			CMP KC, LLC	NR	NR
	1,338,663	(3)	Term Loan, 3.540%, maturing May 03, 2011			113,786
			CMP Susquehanna Corporation	Caa3	B-
	3,547,176		Term Loan, 2.375%, maturing May 05, 2013			3,023,081
			Cumulus Media, Inc.	Caa1	B-
	4,653,488		Term Loan, 4.341%, maturing June 11, 2014			4,339,378
			CW Media Holdings, Inc.	B3	BB+
	2,542,034		Term Loan, 3.290%, maturing February 16, 2015			2,448,825
			FoxCo Acquisition, LLC	B2	B
	1,087,729		Term Loan, 7.500%, maturing July 14, 2015			1,064,615
			Local TV Finance, LLC	B3	B-
	2,816,823		Term Loan, 2.300%, maturing May 07, 2013			2,563,309
			Nexstar Broadcasting, Inc.	Ba3	B+
	585,000		Term Loan, 5.000%, maturing September 30, 2016			584,269
	915,000		Term Loan, 5.003%, maturing September 30, 2016			913,856
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,386		Term Loan, 2.442%, maturing July 02, 2014			69,807
EUR	1,186,386		Term Loan, 2.442%, maturing July 02, 2014			1,286,279
EUR	220,233		Term Loan, 2.442%, maturing March 02, 2015			238,776
EUR	35,934		Term Loan, 2.567%, maturing July 03, 2015			39,451
EUR	798,662		Term Loan, 2.567%, maturing July 03, 2015			876,831
			Regent Broadcasting, LLC	NR	NR
	$1,459,528	(3)	Term Loan, 6.250%, maturing April 27, 2014			1,430,337
			Sinclair Television Group, Inc.	Ba2	BB-
	1,293,939		Term Loan, 6.750%, maturing October 29, 2015			1,299,585
			Spanish Broadcasting System, Inc.	Caa3	CCC+
	1,964,568		Term Loan, 2.050%, maturing June 11, 2012			1,836,871

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
			Univision Communications, Inc.	B2	B-
	$20,999,786		Term Loan, 2.540%, maturing September 29, 2014			$18,102,465
						44,915,761
Retail Stores: 8.1%
			Amscan Holdings, Inc.	B1	B
	1,529,009		Term Loan, 2.534%, maturing May 25, 2013			1,460,204
			CBR Fashion GmbH	NR	NR
EUR	500,000		Term Loan, 2.551%, maturing April 20, 2015			574,674
EUR	446,470		Term Loan, 2.801%, maturing April 19, 2016			513,150
			Claires Stores, Inc.	Caa2	B-
	$4,455,871		Term Loan, 3.040%, maturing May 29, 2014			3,763,821
			Dollar General Corporation	Ba3	BB
	7,256,413		Term Loan, 3.095%, maturing July 07, 2014			7,006,960
			Dollarama Group, L.P.	Ba1	BB-
	2,193,381		Term Loan, 2.023%, maturing November 18, 2011			2,164,136
			General Nutrition Centers, Inc.	B1	B
	2,458,318		Term Loan, 2.567%, maturing September 16, 2013			2,353,839
			Guitar Center, Inc.	B3	B-
	4,782,785		Term Loan, 3.850%, maturing October 09, 2014			4,283,581
			Harbor Freight Tools USA, Inc.	B1	B+
	3,334,029		Term Loan, 5.000%, maturing February 23, 2016			3,324,304
			Michaels Stores, Inc.	B3	B
	1,842,617		Term Loan, 2.693%, maturing October 31, 2013			1,684,021
	2,479,746		Term Loan, 4.943%, maturing July 31, 2016			2,368,544
			Missouri Bidco, Ltd.	Ba1	BB
GBP	666,666		Term Loan, 5.570%, maturing August 31, 2016			964,932
			Neiman Marcus Group, Inc.	B3	BB-
	$7,180,013		Term Loan, 2.254%, maturing April 05, 2013			6,587,662
			Petco Animal Supplies, Inc.	B1	B+
	4,958,437		Term Loan, 2.564%, maturing October 25, 2013			4,784,892
			Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000		Term Loan, 5.599%, maturing January 24, 2017			3,625,285
			Pilot Travel Centers, LLC	Ba2	BBB-
	$1,350,000	(5)	Term Loan, maturing April 29, 2016			1,352,651
			Rite Aid Corporation	B3	B+
	5,871,739		Term Loan, 2.083%, maturing June 04, 2014			5,218,508
	1,381,565		Term Loan, 6.000%, maturing June 04, 2014			1,328,029
	1,493,003		Term Loan, 9.500%, maturing June 10, 2015			1,523,330
	500,000		Term Loan, 9.500%, maturing June 10, 2015			510,157

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Sally Holding, LLC	B1	BB+
	$2,335,454	Term Loan, 2.600%, maturing November 15, 2013			$2,255,381
		Savers, Inc.	Ba3	B+
	1,500,000	Term Loan, 5.750%, maturing March 11, 2016			1,492,500
		Toys "R" Us, Inc.	B1	BB-
	4,368,159	Term Loan, 4.595%, maturing July 19, 2012			4,327,754
		Vivarte S.A.S.	NR	NR
EUR	1,924,280	Term Loan, 2.419%, maturing March 09, 2015			2,005,539
EUR	1,924,280	Term Loan, 2.919%, maturing March 08, 2016			2,005,539
					67,479,393
Satellite: 0.5%
		Intelsat Corporation	B1	BB-
	$1,366,339	Term Loan, 2.792%, maturing January 03, 2014			1,307,510
	1,366,339	Term Loan, 2.792%, maturing January 03, 2014			1,307,510
	1,366,758	Term Loan, 2.792%, maturing January 03, 2014			1,307,911
					3,922,931
Telecommunications Equipment: 1.4%
		CommScope, Inc.	Ba2	BB
	696,307	Term Loan, 2.794%, maturing December 26, 2014			677,159
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 2.569%, maturing March 10, 2014			5,329,231
		Sorenson Communications, Inc.	Ba2	CCC+
	$2,436,775	Term Loan, 6.000%, maturing August 16, 2013			2,199,798
		TDF S.A.	NR	NR
EUR	1,500,000	Term Loan, 2.426%, maturing January 30, 2015			1,557,614
EUR	1,500,000	Term Loan, 2.676%, maturing January 29, 2016			1,557,614
					11,321,416
Textiles & Leather: 0.3%
		Phillips-Van Heusen Corporation	Ba2	BBB
	$1,200,000	Term Loan, 4.750%, maturing May 06, 2016			1,202,156
EUR	750,000	Term Loan, 5.000%, maturing May 06, 2016			924,243
					2,126,399
Utilities: 6.6%
		Boston Generating, LLC	Caa2	CCC+
	$13,248	Term Loan, 2.540%, maturing December 20, 2013			11,312
		Calpine Corporation	B1	B+
	9,481,507	Term Loan, 3.165%, maturing March 29, 2014			8,937,307

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
			Coleto Creek WLE, L.P.	B1	B+
	$1,291,667		Revolver, 1.188%, maturing June 30, 2011			$1,068,854
	437,602		Term Loan, 3.040%, maturing June 28, 2013			402,047
	2,285,178		Term Loan, 3.055%, maturing June 28, 2013			2,099,507
			FirstLight Power Resources, Inc. (aka NE Energy, Inc.)	B1	B+
	558,045		Term Loan, 2.813%, maturing November 01, 2013			530,142
	2,019,865		Term Loan, 2.813%, maturing November 01, 2013			1,918,872
			FirstLight Power Resources, Inc. (aka NE Energy, Inc.)	B3	CCC+
	610,514		Term Loan, 4.813%, maturing May 01, 2014			557,094
			Great Point Power, LLC	Ba1	BB+
	1,000,000	(5)	Term Loan, maturing December 26, 2016			1,015,000
			Infrastrux Group, Inc.	B3	B
	3,980,864		Term Loan, 8.000%, maturing November 05, 2012			3,963,448
			MACH Gen, LLC	Ba3	BB-
	444,571		Term Loan, 2.540%, maturing February 22, 2013			413,729
			NRG Energy, Inc.	Baa3	BB+
	2,257,422		Term Loan, 2.021%, maturing February 01, 2013			2,176,617
	7,557,512		Term Loan, 2.040%, maturing February 01, 2013			7,286,990
			Texas Competitive Electric Holdings Company, LLC	B1	B+
	7,967,481		Term Loan, 3.797%, maturing October 10, 2014			6,102,239
	2,938,452		Term Loan, 3.797%, maturing October 10, 2014			2,270,480
	6,388,077		Term Loan, 3.797%, maturing October 10, 2014			4,912,546
	5,850,000		Term Loan, 3.969%, maturing October 10, 2014			4,520,172
			TPF Generation Holdings, LLC	Ba3	BB
	1,431,519		Term Loan, 2.290%, maturing December 13, 2013			1,361,435
	1,944,023		Term Loan, 2.290%, maturing December 15, 2013			1,848,847
			TPF Generation Holdings, LLC	B3	B+
	1,500,000		Term Loan, 4.540%, maturing December 15, 2014			1,365,000
			Viridian Group, PLC	NR	NR
EUR	1,072,386		Term Loan, 4.923%, maturing October 24, 2012			1,094,132

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
GBP	1,080,000	Term Loan, 5.065%, maturing
		October 24, 2012			$1,293,541
					55,149,311
		Total Senior Loans (Cost $1,180,346,365)			1,099,290,929
	Other Corporate Debt: 0.6%
	Diversified / Conglomerate Manufacturing: 0.6%
		Flextronics International, Ltd.	Ba1	BB+
	$2,671,105	Unsecured Term Loan, 2.542%, maturing
		October 01, 2014			2,494,812
	2,188,733	Unsecured Term Loan, 2.553%, maturing October 01, 2014			2,044,277
					4,539,089
	Cargo Transport: 0.0%
		US Shipping Partners, L.P.	NR	CCC-
	297,646	Subordinated Loan, 2.500%, maturing August 07, 2013			98,719
					98,719
	Radio and TV Broadcasting: 0.0%
		Regent Broadcasting, LLC	NR	NR
	384,086	Subordinated Loan, 12.000%, maturing October 27, 2014			345,677
					345,677
		Total Other Corporate Debt (Cost $5,365,955)			4,983,485
	Equities and Other Assets: 2.0%

	Description	Market Value USD
(1), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	—
(@) , (R)	Ascend Media (Residual Interest)	—
(R)	Block Vision Holdings Corporation (719 Common Shares)	—
(2), (@) , (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@) , (R)	Cedar Chemical (Liquidation Interest)	—
(@) , (R)	Decision One Corporation (1,545,989 Common Shares)	—
(2), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(4), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2), (@) , (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2), (@) , (R)	Gainey Corporation (Residual Interest)	—
(@)	Global Garden (14,911 Class A1 Shares)	—
(@)	Global Garden (138,579 Class A3 Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
(2	), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)			$—
(2	), (@) , (R)	ION Media Networks, Inc. (7,182 Common Shares)			1,571,063
(2	), (@) , (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)			25
(2	), (@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)			—
(@) , (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)			—
(@)		LyondellBasell Industries NV (312,313 Class A Shares)			5,549,802
(@)		LyondellBasell Industries NV (286,245 Class B Shares)			5,066,537
(@)		Mega Brands Inc. (195,762 Common Shares)			88,529
(@)		Northeast Biofuels (Residual Interest)			—
(2	), (@) , (R)	RDA Holding Co. (16,497 Common Shares)			470,165
(@)		Regent Broadcasting, LLC (314,505 Common Shares)			842,874
(@)		Regent Broadcasting, LLC (314,505 Preferred Shares)			—
(R)		Safelite Realty Corporation (57,804 Common Shares)			305,205
(2	), (@) , (R)	Supermedia, Inc. (39,592 Common Shares)			981,997
(1	), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)			—
(2	), (@) , (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)			—
(2	), (@) , (R)	US Shipping Partners, L.P. (19,404 Common Shares)			—
(2	), (@) , (R)	US Shipping Partners, L.P. (275,292 Contingency Rights)			—
		Xerium Technologies, Inc. (104,244 Common Shares)			1,635,588
		Total for Equities and Other Assets (Cost $18,417,684)			16,511,785
		Total Investments (Cost $1,204,130,004)**		133.7%	$1,120,786,199
		Other Assets and Liabilities — Net		(33.7)	(282,594,962)
		Net Assets		100.0%	$838,191,237

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  (X)  Loan is being fair valued in accordance with procedures established in good faith by the Board of Trustees.

  AUD  Australian Dollar

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,205,343,201.
Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$6,907,015
Gross Unrealized Depreciation	(91,464,017)
Net Unrealized Depreciation	$(84,557,002)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31//10
Asset Table Investments, at value
Senior Loans	$—	$1,085,514,929	$13,776,000	$1,099,290,929
Other Corporate Debt	—	4,983,485	—	4,983,485
Equities and Other Assets	13,792,618	—	2,719,167	16,511,785
Total Investments, at value	$13,792,618	$1,090,498,414	$16,495,167	$1,120,786,199
Other Financial Instruments+
Forward foreign currency contracts	—	2,955,556	—	2,955,556
Total Assets	$13,792,618	$1,093,453,970	$16,495,167	$1,123,741,755
Liabilities Table Other Financial Instruments+
Forward foreign currency contracts	$—	$(372,446)	$—	$(372,446)
Unfunded Commitments	—	(1,317,517)	—	(1,317,517)
Total Liabilities	$—	$(1,689,963)	$—	$(1,689,963)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust's assets and liabilities during the period ended May 31, 2010:

	Beginning Balance at 02/28/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$13,776,000	$—	$—	$—	$—	$—
Equities and Other Assets	5,029,484	842,874	993	—	993	—
Total	$18,805,484	$842,874	$993	$—	$993	$—

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 5/31/10
Senior Loans	$—	$—	$13,776,000
Equities and Other Assets	—	(3,155,177)	2,719,167
Total	$—	$(3,155,177)	$16,495,167

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

As of May 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

At May 31, 2010 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Australian Dollar AUD 21,377,000	Sell	08/31/10	$17,544,959	$17,837,411	$(292,452)
British Pound Sterling GBP 10,599,000	Sell	06/30/10	15,335,617	15,398,481	(62,864)
British Pound Sterling GBP 6,345,000	Sell	07/30/10	9,637,250	9,219,004	418,246
Euro EUR 47,973,500	Sell	07/09/10	61,083,733	58,997,257	2,086,476
Euro EUR 1,810,500	Sell	07/30/10	2,485,624	2,227,121	258,503
Euro EUR 4,000,000	Sell	08/31/10	4,964,560	4,922,362	42,198
Sweden Kronor SEK 19,124,200	Sell	07/09/10	2,595,730	2,445,597	150,133
Sweden Kronor SEK 9,081,800	Sell	08/31/10	1,144,746	1,161,876	(17,130)
			$114,792,219	$112,209,109	$2,583,110

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, PNC will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by PNC when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2010 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 29, 2010	February 8, 2010	February 23, 2010

February 26, 2010	March 8, 2010	March 22, 2010

March 31, 2010	April 8, 2010	April 22, 2010

April 30, 2010	May 6, 2010	May 24, 2010

May 28, 2010	June 8, 2010	June 22, 2010

June 30, 2010	July 8, 2010	July 22, 2010

July 30, 2010	August 6, 2010	August 23, 2010

August 31, 2010	September 8, 2010	September 22, 2010

September 30, 2010	October 7, 2010	October 22, 2010

October 29, 2010	November 8, 2010	November 22, 2010

November 30, 2010	December 8, 2010	December 22, 2010

December 21, 2010	December 29, 2010	January 12, 2011

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 31, 2010 was 4,137 which does not include approximately 39,593 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 26, 2009 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRQR-UPRTQ1

(0510-072310)